UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period:12/31/06

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2006

		Market
Security	Shares	Value
COMMON STOCK - 98.62%
Communications - 8.58%
Broadcom Corp., Cl. A*	18,550	$ 599,351
QUALCOMM, Inc.	18,900	714,231
		1,313,582
Computers - 4.43%
Apple Computer, Inc.*	8,000	678,720

Computer Services - 14.48%
Cognizant Technology Solutions Corp.*	8,520	657,403
Network Appliance, Inc.*	17,420	684,258
Synopsys, Inc.*	9,850	263,291
VeriSign, Inc.*	25,480	612,794
		2,217,746
Human Resources - 3.81%
Monster Worldwide, Inc.*	12,500	583,000

Internet - 10.47%
eBAY, Inc.*	17,560	528,029
Google, Inc. - Class A*	1,350	621,648
Yahoo!, Inc.*	17,800	454,612
		1,604,289
Medical - 21.89%
ArthroCare Corp.*	16,300	650,696
Celgene Corp.*	3,400	195,602
Genentech, Inc.*	7,550	612,531
Kyphon, Inc.*	14,900	601,960
LifeCell Corp.*	25,000	603,500
Ventana Medical Systems*	16,000	688,480
		3,352,769
Pharmaceutical - 4.74%
Gilead Sciences, Inc.*	11,180	725,917

Physical Practice Management - 4.60%
Healthways, Inc.*	14,750	703,722

Printing-Commercial - 2.38%
VistaPrint, Ltd.*	11,000	364,210

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		December 31, 2006

Security	Shares	Value
Retail-Restaurant/Specialty - 10.17%
Panera Bread Co., Cl. A*	11,400	$ 637,374
P.F. Chang's China Bistro, Inc.*	7,250	278,255
Starbucks Corp.*	18,140	642,519
		1,558,148
Retail-Other - 10.06%
Chico's FAS, Inc.*	28,900	597,941
Coach, Inc.*	14,900	640,104
Crocs, Inc*	7,000	302,400
		1,540,445
Semiconductors - 3.01%
Marvell Technology Group Ltd.*	24,000	460,560

TOTAL COMMON STOCK
(Cost - $10,366,471)		15,103,108

Total Investments - 98.62%
(Cost - $10,366,471)		15,103,108
Cash and Other Assets less Liabilities - 1.38%		212,032
NET ASSETS - 100.00%		$ 15,315,140

*Non-income producing security

At December 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 5,043,466
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(306,829)
Net unrealized appreciation		$ 4,736,637

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2006

		Market
Security	Shares	Value
COMMON STOCK - 46.24%
Aerospace - 1.16%
General Dynamics Corp.	1,600	$ 118,960

Automobiles - 1.34%
Honda Motor Co., Ltd. - ADR	3,500	138,390

Banks - 2.27%
Bank of America Corp.	1,500	80,085
CVB Financial Corp.	5,000	72,300
Trico Banchshares	3,000	81,630
		234,015
Beverages - 2.65%
Anheuser-Busch Cos, Inc.	3,000	147,600
PepsiCo, Inc.	2,000	125,100
		272,700
Building Services -1.16%
Masco Corp.	4,000	119,480

Chemicals - 1.59%
Ecolab, Inc.	3,000	135,600
Valspar Corp.	1,000	27,640
		163,240
Commercial Services - 2.92%
Macquarie Infrastructure Co.	4,000	141,920
Paychex, Inc.	4,000	158,160
		300,080
Computer Services - 1.65%
FactSet Research Systems, Inc.	3,000	169,440

Conglomerates - 1.12%
General Electric Co.	3,100	115,351

Consumer Products - 1.39%
Kimberly-Clark Corp.	2,100	142,695

Containers - 1.29%
Bemis Co., Inc.	3,900	132,522

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		December 31, 2006

		Market
Security	Shares	Value
Food - 2.49%
H. J. Heinz Co.	3,000	$ 135,030
Sysco Corp.	3,300	121,308
		256,338
Insurance - 2.44%
Aflac, Inc.	1,500	69,000
Arthur J. Gallagher & Co.	5,000	147,750
Old Republic International Corp.	1,486	34,594
		251,344
Investment Management - 1.28%
T. Rowe Price Group, Inc.	3,000	131,310

Medical - 4.65%
Abbott Laboratories	3,000	146,130
Johnson & Johnson	3,000	198,060
Roche Holding AG - ADR	1,500	134,247
		478,437
Office Supplies - 1.32%
Avery Dennison Corp.	2,000	135,860

Oil & Gas - 3.93%
ChevronTexaco Corp.	1,500	110,295
Exxon Mobil Corp.	2,000	153,260
PetroChina Co. - ADR	1,000	140,780
		404,335
Pharmaceuticals - 1.06%
Eli Llily & Co.	2,100	109,410

Real Estate Management - 1.78%
W. P. Carey & Co., LLC	6,100	183,427

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		December 31, 2006

		Market
Security	Shares	Value
Retail - Building Products - 1.21%
Lowe's Cos., Inc.	4,000	124,600

Retail - Restaurants - 1.29%
McDonalds Corp.	3,000	132,990

Semiconductor - 2.28%
Intel Corp.	4,000	81,000
Maxim Integrated Products, Inc.	5,000	153,100
		234,100
Software - 1.42%
Microsoft Corp.	4,000	119,440
Total Systems Services, Inc.	1,000	26,390
		145,830
Transportation Services - 2.55%
United Parcel Service, Inc. - Class B	3,500	262,430

TOTAL COMMON STOCK
(Cost - $4,117,259)		4,757,284

REAL ESTATE INVESTMENT TRUSTS- 24.67%
Apartments - 1.30%
Apartment Investment & Management Co.- Conv Pfd, 7.75%	5,300	133,991

Diversified - 3.69%
Entertainment Properties Trust	2,500	146,100
Investors Real Estate Trust	9,100	93,366
Lexington Corporate Properties Trust	4,000	89,720
Spirit Finance Corp.	4,000	49,880
		379,066

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		December 31, 2006

		Market
Security	Shares	Value
Health Care - 6.03%
Health Care REIT, Inc. - Conv Pfd, 7.50%	7,200	$ 223,200
Medical Properties Trust Inc.	5,000	76,500
Nationwide Health Properties, Inc.	9,000	271,980
Senior Housing Properties Trust	2,000	48,960
		620,640
Manufactured Homes - 2.27%
Sun Communities, Inc.	2,000	64,720
UMH Properties, Inc.	11,000	169,070
		233,790
Office Property - 1.68%
HRPT Properties Trust	14,000	172,900

Shopping Centers - 1.71%
Ramco-Gershenson Properties Trust- Conv Pfd, 7.95%	4,600	175,375

Single Tenant - 0.67%
National Retail Properties	3,000	68,850

Storage - 4.22%
Sovran Self Storage, Inc.	4,000	229,120
U Store It	10,000	205,500
		434,620
Warehouse - 3.10%
First Industrial Realty Trust, Inc.	4,000	187,560
Monmouth Real Estate Investment Corp. - Class A	15,500	130,975
		318,535
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost - $2,195,629)		2,537,767

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) - Continued		December 31, 2006

	Principal	Market
Security	Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.58%
Fannie Mae, 2.65%, due 6/30/08	$ 200,000	$ 192,896
Fannie Mae, 3.50%, due 2/25/08 (a)	200,000	197,228
Fannie Mae, 4.25%, due 5/12/09	200,000	196,352
Fannie Mae, 4.01%, due 10/7/09	200,000	194,795
Fannie Mae, 5.625%, due 10/20/11	250,000	249,069
Federal Home Loan Bank, 3.50%, due 10/22/07	200,000	197,275
Federal Home Loan Bank, 5.00%, due 2/28/08	250,000	249,163
Federal Home Loan Bank, 3.00%, due 10/22/09 (a)	250,000	246,592
Federal Home Loan Bank, 4.73%, due 7/20/10	200,000	197,028
Freddie Mac, 3.25%, due 10/26/07	200,000	196,848
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost - $2,120,882)		2,117,246

U.S. TREASURY BONDS - 1.93%
U.S. Treasury TIP Bond, 1.875%, due 7/15/15	207,606	198,953
(Cost - $203,688)

SHORT TERM INVESTMENT - 8.66%	Shares
Bank of New York Hamilton Fund- Premier Shares, 4.94% (a)	891,111	891,111
(Cost - $891,111)

Total Investments - 102.08%
(Cost - $9,528,569)		10,502,361
Other Assets less Liabilities - (2.08)%		(214,127)
NET ASSETS - 100.00%		$ 10,288,234

ADR- American Depositary Receipt
REIT- Real Estate Investment Trust
TIP- Treasury Inflation Protected
(a) Rate shown is the rate in effect at December 31, 2006

At December 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 1,012,079
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(38,287)
Net unrealized appreciation		$ 973,792

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's adviser or sub-adviser ("Fair Value" Pricing), subject to review by the Board of Directors.  Some of the general factors that the adviser or sub-adviser should consider in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/ John P. Odell

       John P. Odell, Co-Chairman & Co-President

Date

2/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John P. Odell

        John P. Odell, Co-Chairman & Co-President

Date

2/28/2007

By (Signature and Title)

/s/ Steven W. Arnold

       Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date

2/28/2007